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                                                               HEATHER C. HARKER
                                                       ASSISTANT GENERAL COUNSEL
March 8, 2018


Metropolitan Life Insurance Company
200 Park Avenue
New York, NY  10166


VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.   20549

      Re:   New England Life Retirement Investment Account
            File No. 811-03285

Ladies and Gentlemen:

The Annual Reports dated December 31, 2017 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of New England Life Retirement Investment Account of Metropolitan Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain portfolios of Brighthouse Funds Trust II are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

Sincerely,

/s/ Heather C. Harker

Heather C. Harker
Assistant General Counsel
Metropolitan Life Insurance Company